Reportable Segments	12 Months Ended
Dec. 31, 2015
Reportable Segments [Abstract]
Reportable Segments
REPORTABLE SEGMENTS:
Subsequent to ETE’s acquisition of a controlling interest in Sunoco LP, our financial statements reflect the following reportable business segments:

•	Investment in ETP, including the consolidated operations of ETP;

•	Investment in Sunoco LP, including the consolidated operations of Sunoco LP;

•	Investment in Lake Charles LNG, including the operations of Lake Charles LNG; and

•	Corporate and Other, including the following:

•	activities of the Parent Company; and

•	the goodwill and property, plant and equipment fair value adjustments recorded as a result of the 2004 reverse acquisition of Heritage Propane Partners, L.P.
ETP completed its acquisition of Regency in April 2015; therefore, the Investment in ETP segment amounts have been retrospectively adjusted to reflect Regency for the periods presented.
The Investment in Sunoco LP segment reflects the results of Sunoco LP beginning August 29, 2014, the date that ETP originally obtained control of Sunoco LP. ETE’s consolidated results reflect the elimination of MACS, Sunoco, LLC, Susser and Sunoco Retail LLC for the periods during which those entities were included in the consolidated results of both ETP and Sunoco LP. In addition, subsequent to July 2015, ETP holds an equity method investment in Sunoco, LLC, and a continuing investment in Sunoco LP the equity in earnings from which is also eliminated in ETE’s consolidated financial statements.
The amounts included in the Investment in Sunoco LP segment have been retrospectively adjusted in these consolidated financial statements as a result of ETP’s contribution to Sunoco LP of the remaining 68.42% membership interest in Sunoco, LLC and 100% of the membership interests in Sunoco Retail LLC.
We define Segment Adjusted EBITDA as earnings before interest, taxes, depreciation, depletion, amortization and other non-cash items, such as non-cash compensation expense, gains and losses on disposals of assets, the allowance for equity funds used during construction, unrealized gains and losses on commodity risk management activities, non-cash impairment charges, loss on extinguishment of debt, gain on deconsolidation and other non-operating income or expense items. Unrealized gains and losses on commodity risk management activities include unrealized gains and losses on commodity derivatives and inventory fair value adjustments (excluding lower of cost or market adjustments). Segment Adjusted EBITDA reflects amounts for unconsolidated affiliates based on the Partnership’s proportionate ownership and amounts for less than wholly owned subsidiaries based on 100% of the subsidiaries’ results of operations. Based on the change in our reportable segments we have recast the presentation of our segment results for the prior years to be consistent with the current year presentation.
Eliminations in the tables below include the following:

•
ETP’s Segment Adjusted EBITDA reflected the results of Lake Charles LNG prior to the Lake Charles LNG Transaction, which was effective January 1, 2014. The Investment in Lake Charles LNG segment reflected the results of operations of Lake Charles LNG for all periods presented. Consequently, the results of operations of Lake Charles LNG were reflected in two segments for the year ended December 31, 2013. Therefore, the results of Lake Charles LNG were included in eliminations for 2013.

•	MACS, Sunoco LLC, Susser and Sunoco Retail LLC for the periods during which those entities were included in the consolidated results of both ETP and Sunoco LP, as discussed above.

	Years Ended December 31,
	2015	2014	2013
Revenues:
Investment in ETP:
Revenues from external customers	$34,156	$55,475	$48,335
Intersegment revenues	136	—	—
	34,292	55,475	48,335
Investment in Sunoco LP:
Revenues from external customers	18,449	7,343	—
Intersegment revenues	11	—	—
	18,460	7,343	—
Investment in Lake Charles LNG:
Revenues from external customers	216	216	216

Adjustments and Eliminations:	(10,842)	(7,343)	(216)
Total revenues	$42,126	$55,691	$48,335

Costs of products sold:
Investment in ETP	$27,029	$48,414	$42,580
Investment in Sunoco LP	16,476	6,767	—
Adjustments and Eliminations	(9,496)	(6,767)	—
Total costs of products sold	$34,009	$48,414	$42,580

Depreciation, depletion and amortization:
Investment in ETP	$1,929	$1,669	$1,296
Investment in Sunoco LP	278	86	—
Investment in Lake Charles LNG	39	39	39
Corporate and Other	17	16	16
Adjustments and Eliminations	(184)	(86)	(38)
Total depreciation, depletion and amortization	$2,079	$1,724	$1,313

	Years Ended December 31,
	2015	2014	2013
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$469	$332	$236
Adjustments and Eliminations	(193)	—	—
Total equity in earnings of unconsolidated affiliates	$276	$332	$236

	Years Ended December 31,
	2015	2014	2013
Segment Adjusted EBITDA:
Investment in ETP	$5,714	$5,710	$4,404
Investment in Sunoco LP	719	332	—
Investment in Lake Charles LNG	196	195	187
Corporate and Other	(104)	(97)	(43)
Adjustments and Eliminations	(590)	(300)	(181)
Total Segment Adjusted EBITDA	5,935	5,840	4,367
Depreciation, depletion and amortization	(2,079)	(1,724)	(1,313)
Interest expense, net of interest capitalized	(1,643)	(1,369)	(1,221)
Gain on sale of AmeriGas common units	—	177	87
Impairment losses	(339)	(370)	(689)
Gains (losses) on interest rate derivatives	(18)	(157)	53
Non-cash unit-based compensation expense	(91)	(82)	(61)
Unrealized gains (losses) on commodity risk management activities	(65)	116	48
Losses on extinguishments of debt	(43)	(25)	(162)
Inventory valuation adjustments	(249)	(473)	3
Adjusted EBITDA related to discontinued operations	—	(27)	(76)
Adjusted EBITDA related to unconsolidated affiliates	(713)	(748)	(727)
Equity in earnings of unconsolidated affiliates	276	332	236
Non-operating environmental remediation	—	—	(168)
Other, net	22	(73)	(2)
Income from continuing operations before income tax expense	$993	$1,417	$375

	December 31,
	2015	2014	2013
Total assets:
Investment in ETP	$65,173	$62,518	$49,900
Investment in Sunoco LP	8,842	8,773	—
Investment in Lake Charles LNG	1,369	1,210	1,338
Corporate and Other	638	1,119	720
Adjustments and Eliminations	(4,833)	(9,341)	(1,628)
Total	$71,189	$64,279	$50,330

	Years Ended December 31,
	2015	2014	2013
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$8,167	$5,494	$3,327
Investment in Sunoco LP	491	154	—
Investment in Lake Charles LNG	1	1	2
Adjustments and Eliminations	(123)	(90)	13
Total	$8,536	$5,559	$3,342

	December 31,
	2015	2014	2013
Advances to and investments in affiliates:
Investment in ETP	$5,003	$3,760	$4,050
Adjustments and Eliminations	(1,541)	(101)	(36)
Total	$3,462	$3,659	$4,014
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Sunoco LP.
Investment in ETP

	Years Ended December 31,
	2015	2014	2013
Intrastate Transportation and Storage	$1,912	$2,645	$2,242
Interstate Transportation and Storage	1,008	1,057	1,270
Midstream	2,622	4,770	3,220
Liquids Transportation and Services	3,232	3,730	2,025
Investment in Sunoco Logistics	10,302	17,920	16,480
Retail Marketing	12,478	22,484	21,004
All Other	2,738	2,869	2,094
Total revenues	34,292	55,475	48,335
Less: Intersegment revenues	136	—	—
Revenues from external customers	$34,156	$55,475	$48,335
Investment in Sunoco LP

	Years Ended December 31,
	2015	2014	2013
Retail operations	$8,257	$3,095	$—
Wholesale operations	10,203	4,248	—
Total revenues	18,460	7,343	—
Less: Intersegment revenues	11	—	—
Revenues from external customers	$18,449	$7,343	$—
Investment in Lake Charles LNG
Lake Charles LNG’s revenues of $216 million, $216 million and $216 million for the years ended December 31, 2015, 2014 and 2013, respectively, were related to LNG terminalling.